Profit/Loss per share (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of basic and diluted earnings per share
As of April 3, 2018, and December 31, 2017, the Predecessor Company does not hold any potential dilutive shares nor any antidilutive potential share; therefore, there are no differences with the basic earnings (loss) per share.

	Predecessor For the period from January 1, 2018 through April 3, 2018	Predecessor For the year ended December 31, 2017
Net (loss)/profit for the period/year	(6,649)	13,905
Weighted average number of outstanding common shares (number of shares)	95,443,572	95,443,572

Basic and diluted (losses) earnings per common share (US per share)	(0.070)	0.146

As of December 31, 2018, and 2019, the Successor Company has shares that can potentially be dilutive.

	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018
Net (loss)/profit for the period/year	(32,723)	(26,382)
Weighted average number of outstanding common shares (number of shares)	80,068,287	70,409,317

Basic and diluted (loss) earnings per common share (US per share)	(0.409)	(0.375)